Loans and Debentures - Additional Information (Detail)					1 Months Ended							12 Months Ended
	Jun. 21, 2019 BRL (R$)	Jun. 06, 2019 BRL (R$)	Apr. 30, 2017	Oct. 06, 2016 BRL (R$)	Nov. 30, 2019	Dec. 31, 2018 BRL (R$)	Mar. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	May 31, 2016	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 24, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jun. 21, 2019 USD ($)	Jun. 06, 2019 USD ($)	Oct. 06, 2016 USD ($)
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,592,127,000			$ 395,000
Floating interest rates in dollar change in foreign loan												104.4% of DI	104.4% of DI
Determination of required maintenance ratio description												0	0
Second series simple nominative nonconvertible unsecured registered debentures						240,000
Financing guaranteed by collateral												R$ 73,536,000		R$ 69,822,000
Amount of guarantees and promissory notes						R$ 10,667,175,000						11,833,294,000		10,667,175,000
Collateral guarantees to secure letters of credits						R$ 271,162,000						293,509,000		R$ 271,162,000
Restricted Assets [member]
Summary of loans debentures and finance leases [line items]
Restriction on encumbrance of assets												R$ 604,600,000				$ 150,000,000
Percent restricted consolidated tangible assets												15.00%	15.00%
Ultrapar international sa [member]
Summary of loans debentures and finance leases [line items]
Interest rate		5.25%		5.25%														5.25%	5.25%
Notes to foreign market	R$ 806,100,000	R$ 2,015,400,000		R$ 3,023,000,000													$ 200,000,000	$ 500,000,000	$ 750,000,000
Borrowings, maturity date	October 2026	June 2029		October 2026
Issue percent of face value		100.00%		98.097%
Northeast Constitutional Financing Fund [member]
Summary of loans debentures and finance leases [line items]
Interest rate												10.00%				10.00%
Discount on interest rate												15.00%	15.00%
Subsidiary IPP [Member]
Summary of loans debentures and finance leases [line items]
Repayment of loan amount												R$ 400,000,000
Long term interest rate [member]
Summary of loans debentures and finance leases [line items]
Long term interest rate												5.57%				5.57%
Foreign loans [member]
Summary of loans debentures and finance leases [line items]
Borrowings, maturity date												June 22, 2020	June 22, 2020
Borrowings												R$ 241,800,000	$ 60,000,000
Floating interest rates in dollar change in foreign loan												105.9	105.9
Borrowings, adjustment to interest rate basis												2.00%				2.00%
Debentures first issue [member] | Tequimar [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures					90,000
Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures										660,139
Second series simple nominative nonconvertible unsecured registered debentures			352,361
Debentures fourth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures											500
Debentures sixth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Floating interest rates in dollar change in foreign loan												93.9% of DI	93.9% of DI
Simple nominative nonconvertible unsecured registered debentures							1,725,000		1,500,000
Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures								944,077
Second series simple nominative nonconvertible unsecured registered debentures								213,693
Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures						660,000
Debenture one [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000,000
Floating interest rates in dollar change in foreign loan												105.0% of DI	105.0% of DI
Final maturity												May 25, 2021	May 25, 2021
Payment of the face value												Annual as from May 2019	Annual as from May 2019
Payment of interest												Semiannually	Semiannually
Reprice												Not applicable	Not applicable
Debenture two [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												95% of DI	95% of DI
Final maturity												April 18, 2022	April 18, 2022
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Semiannually	Semiannually
Reprice												Not applicable	Not applicable
Amount:												R$ 660,139,000
Debenture three [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												IPCA + 4.68%	IPCA + 4.68%
Final maturity												April 15, 2024	April 15, 2024
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Annually	Annually
Reprice												Not applicable	Not applicable
Amount:												R$ 352,361,000
Debenture four [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												105.0% of DI	105.0% of DI
Final maturity												July 28, 2022	July 28, 2022
Payment of the face value												Annual as from July 2021	Annual as from July 2021
Payment of interest												Annually	Annually
Reprice												Not applicable	Not applicable
Debenture five [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												95% of DI	95% of DI
Final maturity												October 24, 2022	October 24, 2022
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Semiannually	Semiannually
Reprice												Not applicable	Not applicable
Amount:												R$ 730,384,000
Debenture six [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												IPCA + 4.34%	IPCA + 4.34%
Final maturity												October 24, 2024	October 24, 2024
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Annually	Annually
Reprice												Not applicable	Not applicable
Amount:												R$ 213,693,000
Debenture seven [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												105.25% of DI	105.25% of DI
Final maturity												March 5, 2023	March 5, 2023
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Semiannually	Semiannually
Reprice												Not applicable	Not applicable
Debenture eight [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												97.5% of DI	97.5% of DI
Final maturity												December 18, 2023	December 18, 2023
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Semiannually	Semiannually
Reprice												Not applicable	Not applicable
Amount:												R$ 660,000,000
Debenture nine [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												IPCA + 4.61%	IPCA + 4.61%
Final maturity												December 15, 2025	December 15, 2025
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Annually	Annually
Reprice												Not applicable	Not applicable
Amount:												R$ 240,000,000
Debenture ten [member]
Summary of loans debentures and finance leases [line items]
Borrowings												R$ 1,000,000
Floating interest rates in dollar change in foreign loan												6.47%	6.47%
Final maturity												November 19, 2024	November 19, 2024
Payment of the face value												Lump sum at final maturity	Lump sum at final maturity
Payment of interest												Semiannually	Semiannually
Reprice												Not applicable	Not applicable